Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	831,701
Remaining contract life in years, Outstanding options	6 years 7 months 21 days
Number outstanding, Weighted average exercise price	$ 59.20
Number exercisable	559,483
Remaining contract life in years, Exercisable options	5 years 4 months 28 days
Number exercisable, Weighted average exercise price	$ 54.34
$16.31-$19.96
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 16.31
Shares authorized under stock option plans, exercise price range, upper range limit	$ 19.96
Number outstanding	53,350
Remaining contract life in years, Outstanding options	5 years 1 month 21 days
Number outstanding, Weighted average exercise price	$ 16.31
Number exercisable	53,350
Remaining contract life in years, Exercisable options	5 years 1 month 21 days
Number exercisable, Weighted average exercise price	$ 16.31
$40.26-$49.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 40.26
Shares authorized under stock option plans, exercise price range, upper range limit	$ 49.60
Number outstanding	161,220
Remaining contract life in years, Outstanding options	3 years 11 months 5 days
Number outstanding, Weighted average exercise price	$ 45.65
Number exercisable	161,220
Remaining contract life in years, Exercisable options	3 years 11 months 5 days
Number exercisable, Weighted average exercise price	$ 45.65
$51.67 - $59.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 51.67
Shares authorized under stock option plans, exercise price range, upper range limit	$ 59.01
Number outstanding	130,875
Remaining contract life in years, Outstanding options	3 years 7 months 24 days
Number outstanding, Weighted average exercise price	$ 55.29
Number exercisable	130,875
Remaining contract life in years, Exercisable options	3 years 7 months 24 days
Number exercisable, Weighted average exercise price	$ 55.29
$67.00 - $72.95
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 67.00
Shares authorized under stock option plans, exercise price range, upper range limit	$ 72.95
Number outstanding	486,256
Remaining contract life in years, Outstanding options	8 years 6 months
Number outstanding, Weighted average exercise price	$ 69.44
Number exercisable	214,038
Remaining contract life in years, Exercisable options	7 years 8 months 5 days
Number exercisable, Weighted average exercise price	$ 69.78